Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Expenses
Accounts payable	$ 28,290	$ 16,618	$ 11,626
Accrued payroll and related expenses	7,188	17,770	9,857
Accrued litigation, lobbying and compliance		6,153	5,566
Accrued loyalty points		4,131	7,272
Accrued marketing fees		11,855	3,237
Accrued operating taxes	3,762	5,745	2,741
Accrued partnership fees		7,868	4,340
Accrued professional fees		4,191	1,978
Accrued software and licenses		1,589	2,263
Accrued other		9,375	7,269
Total	$ 82,073	$ 85,295	$ 56,149